Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Floating Rate Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class A
Trading Symbol	RFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 51	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 798,695,031
Holdings Count | Holdings	375
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%

Columbia Floating Rate Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class C
Trading Symbol	RFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 89	1.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%	[1]
Net Assets	$ 798,695,031
Holdings Count | Holdings	375
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%

Columbia Floating Rate Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	CFRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 38	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 798,695,031
Holdings Count | Holdings	375
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%

Columbia Floating Rate Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 2 Class
Trading Symbol	RFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.72% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 798,695,031
Holdings Count | Holdings	375
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit
quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit
quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%

Columbia Floating Rate Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 3 Class
Trading Symbol	CFRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 34	0.67% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 798,695,031
Holdings Count | Holdings	375
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 798,695,031
Total number of portfolio holdings	375
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s Ratings, as available. If Moody's Ratings doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Central Parent LLC 07/06/2029 7.579%	0.7%
TransDigm, Inc. 02/28/2031 6.829%	0.6%
WEC US Holdings Ltd. 01/27/2031 6.587%	0.6%
McAfee Corp. 03/01/2029 7.337%	0.6%
Triton Water Holdings, Inc. 03/31/2028 7.840%	0.6%
Proofpoint, Inc. 08/31/2028 7.357%	0.6%
UKG, Inc. 02/10/2031 7.300%	0.6%
Whatabrands LLC 08/03/2028 6.857%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.688%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312%	0.6%

[1]	Annualized.